Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Property, plant and equipment
Total property, plant and equipment, gross	¥ 27,462,549	¥ 19,435,741
Less: Accumulated depreciation	(6,294,080)	(3,663,187)
Less: Accumulated impairment loss	(27,536)	(27,536)
Total property, plant and equipment, net	21,140,933	15,745,018		$ 2,896,296
Depreciation expenses	2,994,826	1,758,370	¥ 1,194,781
Production machineries, facilities and equipment
Property, plant and equipment
Total property, plant and equipment, gross	9,171,888	5,289,171
Mold and tooling
Property, plant and equipment
Total property, plant and equipment, gross	5,297,297	3,382,614
Buildings
Property, plant and equipment
Total property, plant and equipment, gross	4,390,418	2,414,577
Construction in process
Property, plant and equipment
Total property, plant and equipment, gross	3,293,537	4,583,131
Leasehold improvements
Property, plant and equipment
Total property, plant and equipment, gross	2,803,507	1,997,932
Motor vehicles
Property, plant and equipment
Total property, plant and equipment, gross	2,143,894	1,457,271
Buildings improvements
Property, plant and equipment
Total property, plant and equipment, gross	¥ 362,008	¥ 311,045